STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exercised	5,788,493
Warrants [Member]
Number of Shares Outstanding, Beginning	$ 3,698,238	$ 1,164,673	$ 1,164,673
Granted	2,000,000	2,533,565	0
Forfeited	0	0	0
Exercised	2,748,797	0
Expired	0	0	0
Number of Shares Outstanding, Ending	$ 2,949,441	$ 3,698,238	$ 1,164,673
Number of Shares Exercisable	2,949,411	3,698,238
Weighted Average Exercise Price Outstanding, Beginning	$ 2.02	$ 6.41	$ 6.41
Weighted Average Exercise Price Outstanding, Granted	0	2.02
Weighted Average Exercise Price Outstanding, Ending	2.89	2.02	$ 6.41
Weighted Average Exercise Price Exercisable	$ 2.89	$ 2.02
Weighted Average Remaining Contractual Term Outstanding, Beginning	2 years 11 days	3 years 4 days	4 years 3 days
Weighted Average Remaining Contractual Term Outstanding, Ending	4 years 2 months 26 days	2 years 10 days	3 years 3 days
Weighted Average Remaining Contractual Term Exercisable	4 years 2 months 26 days	2 years 10 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 4,992,621
Aggregate Intrinsic Value Outstanding, Ending Balance	113,933	$ 4,992,621	$ 5,360
Weighted Average Remaining Contractual Term Outstanding, Granted		2 years 14 days
Aggregate Intrinsic Value Exercisable	$ 113,933	$ 4,992,621